Going concern	12 Months Ended
Dec. 31, 2021
Going concern

3. Going concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. The Company’s ability to continue as a going concern is dependent upon, but not limited to, its ability to raise financing necessary to discharge its liabilities as they become due and generate positive cash flows from operations. During the year ended December 31, 2021, the Company had a net loss of $11,266 (2020 - $4,381) (2019 - $12,354). As at December 31, 2021, the Company has negative working capital of $7,728 (2020 - $8,378) and had an accumulated deficit of $201,710 (2020 - $190,541). These aforementioned conditions have resulted in material uncertainties that may cast significant doubt about the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern and to meet its obligations will be dependent upon generating positive cash flows from operations as well as obtaining debt and equity financing. However, there can be no assurance that the steps management is taking will be successful. The accompanying consolidated financial statements do not reflect any adjustments in the carrying values of the assets and liabilities, the reported revenues and expenses, and the balance sheet classifications used, that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. These adjustments could have a material impact on the consolidated financial statements.